Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	Common unit holders
Balance, value at Apr. 28, 2017	$ 0	$ 0
Balance, units at Apr. 28, 2017		0
Proceeds from private placements, net of offering costs, value	142,503	$ 142,503
Proceeds from private placements, net of offering costs, units		29,148,554
Deemed distribution	(4,423)	$ (4,423)
Net income	2,638	2,638
Balance, value at Dec. 31, 2017	140,718	$ 140,718
Balance, units at Dec. 31, 2017		29,148,554
Proceeds from private placements, net of offering costs, value	29,055	$ 29,055
Proceeds from private placements, net of offering costs, units		5,454,546
Net income	12,700	$ 12,700
Balance, value at Dec. 31, 2018	$ 182,473	$ 182,473
Balance, units at Dec. 31, 2018		34,603,100